THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York 10112

June 27, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549
Attention:  Deborah O'Neal-Johnson

Re:	The Lazard Funds, Inc. (the "Fund") Registration Statement on Form N-1A (File Nos. 811-06312; 33-40682)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Fund hereby certifies that:

(1)
the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 72 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 72 to the Fund's Registration Statement on Form N-1A was filed electronically on April 26, 2013.

THE LAZARD FUNDS, INC.

By:	/s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary